LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 30, 2022

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Listed Funds Trust (the “Trust”)
RiverNorth Enhanced Pre-Merger SPAC ETF (the “Fund”)
File Nos. 333-215588 and 811-23226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, RiverNorth Enhanced Pre-Merger SPAC ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 30, 2022, and filed electronically as Post-Effective Amendment No. 202 to the Trust’s Registration Statement on Form N‑1A on June 30, 2022.
If you have any questions regarding the above response, please do not hesitate to contact the undersigned at (414) 336-9563 or at kent.barnes@usbank.com.

Sincerely,

/s/ Kent P. Barnes
Kent P. Barnes
Secretary